                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Advisors LP
Address: 590 Madison Ave
         15th Floor
         New York, NY 10022

13F File Number: 28-10783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Siu Min (Joe) Wong
Title: Managing Member of Linden Hld LLC (General Partner of Reporting Manager)
Phone: 646-840-3500
Signature, Place and Date of Signing:

/S/ Siu Min Wong   New York, New York   February 10, 2012
----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $394,358

List of Other Included Managers:

No. 13F File Number    Name

                          FORM 13F INFORMATION TABLE

Name                                                                                     Voting     Voting    Voting
of                  Title              Value   Shares /        Put  Investment  Other   Authority  Authority Authority
Issuer             of Class   Cusip   (x$1000) Principal  Type Call Discretion Managers   Sole      Shared     None
------             -------- --------- -------- ---------- ---- ---- ---------- -------- ---------- --------- ---------
ALERE INC           COM     01449J105   6,915     299,821  SH  CALL    SOLE
ALERE INC           COM     01449J105   3,829     161,014  SH  PUT     SOLE
BANK OF AMERICA
  CORP              COM     060505104   8,803   1,583,300  SH  CALL    SOLE
BAXTER
  INTERNATIONAL     COM     071813109     862      17,327  SH  CALL    SOLE
BED BATH AND
  BEYOND INC        COM     075896100   1,275      22,014  SH  CALL    SOLE
BED BATH AND
  BEYOND INC        COM     075896100   1,281      22,014  SH  PUT     SOLE
BARD CR INC         COM     067383109   3,986      46,651  SH  CALL    SOLE
BARD CR INC         COM     067383109   1,379      15,713  SH  PUT     SOLE
BECTON DICKINSON
  & CO              COM     075887109   7,842     104,818  SH  CALL    SOLE
ISHARES MSCI
  EMERGING MKT
  IN                COM     464287234   4,195     110,420  SH  CALL    SOLE
ISHARES MSCI
  EAFE INDEX FUND   COM     464287465   4,477      90,200  SH  CALL    SOLE
ISHARES MSCI
  AUSTRALIA INDEX   COM     464286103   2,343     109,300  SH  CALL    SOLE
ISHARES MSCI
  GERMANY INDEX
  FUN               COM     464286806   7,688     400,000  SH  CALL    SOLE
ISHARES MSCI
  GERMANY
  INDEX FUN         COM     464286806   3,844     200,000  SH  PUT     SOLE
ISHARES MSCI
  BRAZIL            COM     464286400  17,217     300,000  SH  CALL    SOLE
SPDR GOLD TRUST     COM     78463V107  28,530     187,823  SH  CALL    SOLE
ISHARES S&P PREF
  STK INDX FN       COM     464288687     289       8,100  SH  PUT     SOLE
MARKET VECTORS
  RUSSIA            COM     57060U506   4,552     170,214  SH  PUT     SOLE
STRYKER CORP        COM     863667101  15,704     315,825  SH  CALL    SOLE
ISHARES BARCLAYS
  20+ YR TREAS      ETF     464287432  17,078     140,892  SH  PUT     SOLE
VECTOR GROUP
  LTD               COM     92240M108     657      37,023  SH  CALL    SOLE
IPATH S&P 500 VIX
  S/T FU ETN        COM     06740C261  10,045     281,289  SH  PUT     SOLE
AMEX ENERGY
  SELECT SPDR IDX   COM     81369Y506   6,498      94,000  SH  CALL    SOLE
AMEX ENERGY
  SELECT SPDR IDX   COM     81369Y506     892      12,900  SH  PUT     SOLE
SPDR METALS &
  MINING ETF        COM     78464A755   9,798     200,000  SH  CALL    SOLE
A123 SYSTEMS
  3.75% 15APR16     SDBCV   03739TAA6   2,074   6,025,000 PRN          SOLE              5,675,000             350,000
ASM
  INTERNATIONAL
  NV                COM     N07045102   2,670      91,579  SH          SOLE                 74,279              17,300
BARD CR INC         COM     067383109   1,302      15,250  SH          SOLE                 13,382               1,868
COMPUCREDIT
  HOLDINGS CORP     COM     20478T107     293      79,300  SH          SOLE                 79,300                   0
ISHARES MSCI
  AUSTRALIA INDEX   COM     464286103     236      11,000  SH          SOLE                 11,000                   0
ISHARES MSCI
  GERMANY INDEX
  FUN               COM     464286806   1,153      60,000  SH          SOLE                 60,000                   0
ISHARES MSCI
  JAPAN IDX         ETF     464286848     254      28,000  SH          SOLE                 23,200               4,800
EXTERRAN
  HOLDINGS INC      COM     30225X103   1,266     139,300  SH          SOLE                129,914               9,386
GREAT BASIN GOLD
  LTD               COM     390124105     253     277,420  SH          SOLE                277,420                   0
HANWHA
  SOLARONE CO
  LTD               ADR     41135V103   1,530   1,556,555  SH          SOLE              1,556,555                   0
ICAHN
  ENTERPRISES
  15AUG13 FRN       SDBCV   451102AB3   7,034   7,466,990 PRN          SOLE              7,466,990                   0
INVERNESS
  MEDICAL INNO 3%
  PER               CVPFD   01449J204 110,100     524,292  SH          SOLE                452,967              71,325
RAIT FINANCIAL
  TRUST             COM     749227609     792     166,666  SH          SOLE                166,666                   0
MARKET VECTORS
  RUSSIA            COM     57060U506   2,735     102,640  SH          SOLE                 96,309               6,331
SANDISK CORP        COM     80004C101   9,616     195,430  SH          SOLE                171,538              23,892
SOLARFUN POWER
  3.5% 15JAN18      SDBCV   83415UAB4   9,574  19,653,000 PRN          SOLE             16,226,000           3,427,000
S&P 500
  DEPOSITORY
  RECEIPT           COM     78462F103  24,877     198,230  SH          SOLE                188,000              10,230
STEEL DYNAMICS
  INC               COM     858119100     653      49,700  SH          SOLE                 48,144               1,556
STERLITE
  INDUSTRIE
  4%30OCT14         SDBCV   859737AB4  18,332  23,113,000 PRN          SOLE             20,633,000           2,480,000
TRINITY
  INDUSTRIES        COM     896522109   4,103     136,517  SH          SOLE                126,773               9,744
VECTOR GROUP
  LTD               COM     92240M108   4,412     248,430  SH          SOLE                248,430                   0
VECTOR GROUP
  FRN 15JUN2026     SDBCV   92240MAL2  20,831  18,093,000 PRN          SOLE             14,440,000           3,653,000
SEARCHMEDIA
  HOLDINGS LTD      COM     G8005Y106     289   1,982,820  SH          SOLE              1,982,820                   0
                                      394,358
                                      394,358